Organization and Basis of Presentation - Additional Information (Detail)		9 Months Ended		12 Months Ended
	Oct. 17, 2017 USD ($) Days Director shares	Sep. 30, 2017 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Organization And Basis Of Presentation [Line Items]
Accumulated deficit		$ (133,484,032)		$ (125,850,355)	$ (112,831,757)
Cash and cash equivalents		$ 5,750,266	$ 14,363,899	11,477,852	37,748,603
Agreement of reorganization and merger date		Oct. 17, 2017
Cash used in operations		$ (5,843,163)	$ (13,365,846)	$ (16,254,993)	$ (37,911,417)	$ (9,572,118)
Merger Agreement | Subsequent Event
Organization And Basis Of Presentation [Line Items]
Number of directors | Director	7
Merger Agreement | Subsequent Event | Private Placement Transaction
Organization And Basis Of Presentation [Line Items]
Common stock to be issued in private placement	$ 20,000,000
Merger Agreement | Subsequent Event | Evofem Biosciences, Inc.
Organization And Basis Of Presentation [Line Items]
Preferred stock converted into common stock | shares	1
Merger agreement terms and conditions	Subject to the terms and conditions of the Merger Agreement, at the Effective Time: (a) each share of Evofem common stock (on an as-converted basis) will be converted solely into the right to receive shares of the Company’s common stock (the Company Common Stock) equal to the common stock exchange ratio described in the Merger Agreement; (b) each outstanding shares of Evofem Series D preferred stock will be converted solely into the right to receive shares of the Company Common Stock equal to the Series D preferred stock exchange ratio described in the Merger Agreement; and (c) each outstanding Evofem stock option that has not previously been exercised prior to the Effective Time will be assumed by the Company.
Sale price of common stock, threshold consecutive trading days | Days	30
Preferred stock conversion, description	Each outstanding share of Evofem’s preferred stock (other than shares of Evofem’s Series D preferred stock) will be converted into one share of Evofem common stock.
Number of directors | Director	6
Merger Agreement termination fee	$ 1,500,000
Merger Agreement | Subsequent Event | Evofem Biosciences, Inc. | Maximum
Organization And Basis Of Presentation [Line Items]
Warrants to purchase shares of common stock | shares	12,000,000
Merger Agreement | Subsequent Event | Neothetics, Inc.
Organization And Basis Of Presentation [Line Items]
Number of directors | Director	1
Merger Agreement | Subsequent Event | Neothetics, Inc. | Maximum
Organization And Basis Of Presentation [Line Items]
Merger Agreement termination fee	$ 1,500,000
DELAWARE
Organization And Basis Of Presentation [Line Items]
Date of incorporation		Feb. 01, 2007